Related Party Transactions (Details) - USD ($)			1 Months Ended					3 Months Ended		6 Months Ended	10 Months Ended
	Jul. 07, 2020	Mar. 10, 2020	Jul. 07, 2020	Jun. 25, 2020	May 28, 2020	Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Sponsor payment										$ 8,100,000	$ 8,100,000
Sale of stock (in Shares)										8,100,000	8,100,000
Exceeds per shares (in Dollars per share)								$ 12		$ 12
Due from related party								$ 30,000		$ 30,000
Office space secretarial administrative services				$ 10,000
Fees for the services							$ 0	30,000	$ 0	60,000	$ 60,000
Accounts payable								120,000		120,000	60,000
Management fee	$ 15,000		$ 15,000
Management fee for services							$ 0	45,000	0	90,000	$ 90,000
Working capital loans								$ 1,500,000		$ 1,500,000
Aggregate principal amount		$ 200,000
Promissory note repaid									$ 186,165
Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Sponsor payment						$ 25,000
Sale of stock (in Shares)						5,750,000
Description of stock split					the Company effected a 1:1.25 stock split with respect to the Class B common stock, on June 24, 2020, the Company effected a 1:1.20 stock split with respect to the Class B common stock and on June 25, 2020, the Company effected a 1:1.01666 stock split with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 8,768,750 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock splits. The Founder Shares included an aggregate of up to 1,143,750 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering.
Description of founder shares					In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 18,750 Founder Shares were forfeited and 1,125,000 Founder Shares are no longer subject to forfeiture.
Founder shares outstanding (in Shares)								8,750,000		8,750,000	8,750,000
Business combination, description											The Sponsor previously agreed pursuant to a letter agreement, dated as of June 25, 2020, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.
Sponsor Support Agreement [Member] | Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description										In addition, the Company, the Sponsor and the Insiders agreed to amend that certain letter agreement, dated as of June 25, 2020, so that the Lock-Up Period (as defined in the Sponsor Support Agreement) applicable to the Subject Securities (other than any Private Placement Warrants (as defined in the Merger Agreement)) held by the Sponsor will end on the earlier of (a) 180 days after the effective date of the Merger Agreement (the “Effective Date”) and (b) the date on which the closing price of the shares of Class A common stock of New MoneyLion is equal to or greater than $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period; provided that, for purposes of this clause (b), the measurement period for determining the closing price of the share of Class A common stock of New MoneyLion shall commence no earlier than 60 days following the Effective Date.	In addition, the Company, the Sponsor and the Insiders agreed to amend that certain letter agreement, dated as of June 25, 2020, so that the Lock-Up Period (as defined in the Sponsor Support Agreement) applicable to the Subject Securities (other than any Private Placement Warrants (as defined in the Merger Agreement)) held by the Sponsor will end on the earlier of (a) 180 days after the effective date of the Merger Agreement (the “Effective Date”) and (b) the date on which the closing price of the shares of Class A common stock of New MoneyLion is equal to or greater than $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period; provided that, for purposes of this clause (b), the measurement period for determining the closing price of the share of Class A common stock of New MoneyLion shall commence no earlier than 60 days following the Effective Date.
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Description of founder shares										Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 8).	Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 8).
Class B Common Stock [Member] | Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Description of stock split					the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 5,750,000 shares of the Company’s Class B common stock (the “Founder Shares”). On May 28, 2020, the Company effected a 1:1.25 stock split with respect to the Class B common stock, on June 24, 2020, the Company effected a 1:1.20 stock split with respect to the Class B common stock and on June 25, 2020, the Company effected a 1:1.01666 stock split with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 8,768,750 Founder Shares.